October 26, 2012

Summary Prospectus

BlackRock EuroFund  |  Investor, Institutional and Class R Shares

Fund	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

BlackRock EuroFund	MDEFX	MBEFX	MCEFX	MAEFX	MREFX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated October 26, 2012, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ■ No Bank Guarantee ■ May Lose Value

Summary Prospectus

Key Facts about BlackRock EuroFund

Investment Objective

The investment objective of the BlackRock EuroFund (the “EuroFund” or the “Fund”) is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details about the Share Classes” section on page 17 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-58 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		None		None		None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	4.50%	[2]	1.00%	[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Management Fee	0.75%		0.75%		0.75%		0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		None	0.50%
Other Expenses	0.33%		1.60%		0.47%		0.42%	0.71%
Total Annual Fund Operating Expenses	1.33%		3.35%		2.22%		1.17%	1.96%
[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$653	$924	$1,216	$2,042
Investor B Shares	$788	$1,380	$1,945	$3,178
Investor C Shares	$325	$694	$1,190	$2,554
Institutional Shares	$119	$372	$644	$1,420
Class R Shares	$199	$615	$1,057	$2,285

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$338	$1,030	$1,745	$3,178
Investor C Shares	$225	$694	$1,190	$2,554

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the EuroFund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. For these purposes, “net assets” include any borrowings for investment purposes. Equity securities include common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock. Common stock are securities representing shares of ownership of a corporation. Convertible securities are securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company. The EuroFund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western European countries, but may also invest in emerging markets in Eastern European countries. Within particular countries the EuroFund considers the condition and growth potential of industry sectors and selects what Fund management believes are companies with attractive valuations or good prospects for earnings growth within those sectors. The Fund may invest in companies of any size.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) — of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). For temporary defensive purposes the Fund may deviate substantially from the allocation described above.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

■

Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

■

Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Morgan Stanley Capital International Europe Index (“MSCI Europe Index”), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. The returns for Class R Shares prior to January 3, 2003, the commencement of operations of Class R Shares, are based on the performance of the Fund’s Institutional Shares. The returns for Class R Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Class R Shares. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS1

BlackRock EuroFund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 27.37% (quarter ended June 30, 2009) and the lowest return for a quarter was –25.16% (quarter ended September 30, 2011). The year-to-date return as of September 30, 2012 was 15.88%.

As of 12/31/11 Average Annual Total Returns	1 Year	5 Years	10 Years[1]
BlackRock EuroFund — Investor A
Return Before Taxes	(19.16)%	(7.60)%	3.34%
Return After Taxes on Distributions	(20.17)%	(9.22)%	2.07%
Return After Taxes on Distributions and Sale of Shares	(12.46)%	(6.66)%	2.60%
BlackRock EuroFund — Investor B
Return Before Taxes	(20.03)%	(8.08)%	3.15%
BlackRock EuroFund — Investor C
Return Before Taxes	(16.36)%	(7.40)%	3.04%
BlackRock EuroFund — Institutional
Return Before Taxes	(14.56)%	(6.43)%	4.12%
BlackRock EuroFund — Class R
Return Before Taxes	(15.28)%	(7.17)%	3.57%
MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)	(11.06)%	(5.20)%	4.35%
[1]

A portion of the Fund’s total return was attributable to a payment by the previous investment adviser in order to resolve a regulatory issue relating to an investment in the fiscal year ended October 31, 2006.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-advisers are BlackRock International Limited and BlackRock Investment Management, LLC. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-advisers.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Nigel Bolton	2010	Managing Director of BlackRock, Inc.
Zehrid Osmani	2010	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (the “NYSE”) is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Investor A and Investor C Shares	Investor B Shares	Institutional Shares	Class R Shares
Minimum Initial Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for retirement plans. • $50, if establishing Automatic Investment Plan (“AIP”).	Available only for exchanges and dividend reinvestments by current holders and for purchase by certain qualified employee benefit plans.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the Fund.	$100 for all accounts.
Minimum Additional Investment	$50 for all accounts except certain retirement plans and payroll deduction programs may have a lower minimum.	N/A	No subsequent minimum.	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

INVESTMENT COMPANY ACT FILE # 811-04612 BlackRock EuroFund— Investor SPRO-EF-1012